Insurance Contracts	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Insurance Contracts

15	INSURANCE CONTRACTS

(a)	Process used to decide on assumptions

(i)
For the insurance contracts of which future insurance benefits are affected by investment yields of the corresponding investment portfolios, the discount rate assumption is based on expected investment returns of the asset portfolio backing these liabilities, considering the impacts of time value on reserves.

In developing the discount rate assumptions, the Group considers investment experience, the current investment portfolio and the trend of the relevant yield curves. The assumed discount rates reflect the future economic outlook as well as the Group’s investment strategy. The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2021	4.85%
As at 31 December 2020	4.85%
For the insurance contracts of which future insurance benefits are not affected by investment yields of the corresponding investment portfolios, the discount rate assumption is based on the “Yield curve of reserve computation benchmark for insurance contracts”, published on the “China Bond” website with consideration of liquidity spreads, taxation and other relevant factors. The assumed spot discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2021	2.88%~4.80%
As at 31 December 2020	3.09%~4.80%
There is uncertainty on the discount rate assumption, which is affected by factors such as future macro-economy, monetary and foreign exchange policies, capital market and availability of investment channels of insurance funds. The Group determines the discount rate assumption based on the information obtained at the end of each reporting period, including the consideration of risk margin.

(ii)
The mortality and morbidity assumptions are based on the Group’s historical mortality and morbidity experience. The assumed mortality rates and morbidity rates vary with the age of the insured and contract type.

The Group bases its mortality assumptions on China Life Insurance Mortality Table (2010-2013), adjusted where appropriate to reflect the Group’s recent historical mortality experience. The main source of uncertainty with life insurance contracts is that epidemics and wide-ranging lifestyle changes could result in deterioration in future mortality experience, thus leading to an inadequate reserving of liability. Similarly, improvements in longevity due to continuing advancements in medical care and social conditions may expose the Group to longevity risk.
The Group bases its morbidity assumptions for critical illness products on analysis of historical experience and expectations of future developments. There are two main sources of uncertainty. Firstly, wide-ranging lifestyle changes could result in future deterioration in morbidity experience. Secondly, future development of medical technologies and improved coverage of medical facilities available to policyholders may bring forward the timing of diagnosing critical illness, which demands earlier payment of the critical illness benefits. Both could ultimately result in an inadequate reserving of liability if current morbidity assumptions do not properly reflect such trends.
Risk margin is considered in the Group’s mortality and morbidity assumptions.
(iii)
Expense assumptions are based on expected unit costs with the consideration of previous expense studies and future trends. Expense assumptions are affected by certain factors such as future inflation and market competition which bring uncertainty to these assumptions. The Group determines expense assumptions based on information obtained at the end of each reporting period and risk margin. Components of expense assumptions include the cost per policy and percentage of premium as follows:

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2021	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2020	45.00	0.85%~0.90%	25.00	0.90%

(iv)
The lapse rates and other assumptions are affected by certain factors, such as future macro-economy, availability of financial substitutions, and market competition, which bring uncertainty to these assumptions. The lapse rates and other assumptions are determined with reference to creditable past experience, current conditions, future expectations and other information.

(v)
The Group applies a consistent method to determine risk margin. The Group considers risk margin for the discount rate, mortality and morbidity and expense assumptions to compensate for the uncertain amount and timing of future cash flows. When determining risk margin, the Group considers historical experience, future expectations and other factors. The Group determines the risk margin level by itself as the regulations have not imposed any specific requirement on it.

The Group adopts a consistent process to decide on assumptions for the insurance contracts disclosed in this note. On each reporting date, the Group reviews the assumptions for reasonable estimates of liability and risk margin, with consideration of all available information, and taking into account the Group’s historical experience and expectation of future events.
(b)	Net liabilities of insurance contracts

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Gross
Long-term insurance contracts	3,379,603	2,936,533
Short-term insurance contracts
- Claims and claim adjustment expenses	26,234	21,991
- Unearned premiums	14,062	14,701

Total, gross	3,419,899	2,973,225

Recoverable from reinsurers
Long-term insurance contracts (Note 13)	(4,910)	(4,228)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 13)	(412)	(209)
- Unearned premiums (Note 13)	(823)	(523)

Total, ceded	(6,145)	(4,960)

Net
Long-term insurance contracts	3,374,693	2,932,305
Short-term insurance contracts
- Claims and claim adjustment expenses	25,822	21,782
- Unearned premiums	13,239	14,178

Total, net	3,413,754	2,968,265

(c)	Movements in liabilities of short-term insurance contracts
The table below presents movements in claims and claim adjustment expense reserve:

	2021 RMB million	2020 RMB million
Notified claims	4,319	2,781
Incurred but not reported	17,672	15,623

Total as at 1 January - Gross	21,991	18,404

Cash paid for claims settled
- Cash paid for current year claims	(34,301)	(32,804)
- Cash paid for prior year claims	(17,783)	(16,682)
Claims incurred
- Claims arising in current year	56,938	52,589
- Claims arising in prior years	(611)	484

Total as at 31 December - Gross	26,234	21,991

Notified claims	4,197	4,319
Incurred but not reported	22,037	17,672

Total as at 31 December - Gross	26,234	21,991

The table below presents movements in unearned premium reserves:

	2021			2020
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	14,701	(523)	14,178	13,001	(369)	12,632
Increase	14,062	(823)	13,239	14,701	(523)	14,178
Release	(14,701)	523	(14,178)	(13,001)	369	(12,632)

As at 31 December	14,062	(823)	13,239	14,701	(523)	14,178

(d)	Movements in liabilities of long-term insurance contracts
The table below presents movements in the liabilities of long-term insurance contracts:

	2021	2020
	RMB million	RMB million
As at 1 January	2,936,533	2,521,331
Premiums	542,974	536,150
Release of liabilities (i)	(287,705)	(288,959)
Accretion of interest	148,504	129,679
Change in assumptions
- Change in discount rates	30,701	35,071
- Change in other assumptions (ii)	7,574	3,472
Other movements	1,022	(211)

As at 31 December	3,379,603	2,936,533

(i)	The release of liabilities mainly consists of release due to death or other benefits and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)
For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,677 million.

For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,391 million.